UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 490-4300

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2026

Item 1. Reports to Stockholders.

(a)

Moerus Worldwide Fund

Class N (MOWNX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Moerus Worldwide Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.moeruscap.com/regulatory-resources/. You can also request this information by contacting us at 1-844-663-7871.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$80	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Moerus Worldwide Fund (“the Fund”) returned +12.80% (net of fees) for the Class N Share Class during the six months ended May 31, 2026. By comparison, the MSCI All Country World ex USA Index (“MSCI ACWI ex USA”) returned +17.79% (net), while the MSCI All Country World Index (“MSCI ACWI”) returned +13.32% (net). The Fund generated strong absolute performance, albeit while underperforming the MSCI ACWI and the MSCI ACWI ex USA. During the period, the Information Technology (“IT”) sector (particularly semiconductor and memory chip manufacturers) dramatically outperformed broader equity markets, amid heightened investor enthusiasm for Artificial Intelligence and its related infrastructure buildout. With respect to the Fund’s strategy, this market dynamic was (by far) the largest driver of the Fund’s relative underperformance as compared to the heavily IT-weighted MSCI ACWI and MSCI ACWI ex USA, as the Fund has avoided the sector due to concerns about potentially excessive valuations. The Fund’s value-conscious, opportunistic, and flexible approach typically results in a portfolio of bottom-up investments that tends to have high active share and low overlap with broader market indices. During the six months ended May 31, 2026, the Fund’s strong absolute performance was driven by significant individual contributors to performance that included (in order of magnitude): Norwegian holding company Aker ASA; U.S. offshore driller Valaris Ltd; South African PGM producer Valterra Platinum Ltd; Brazilian beauty products retailer Natura Cosmeticos S.A.; and U.K. diversified miner Anglo American PLC. On the negative side, the most significant detractors from the Fund’s absolute performance during the period included: U.S. property broker Douglas Elliman Inc.; U.S. luggage company Samsonite Group S.A.; Canadian miner Magna Mining Inc.; U.K. building products distributor Travis Perkins PLC; and Indian bank IDFC First Bank Ltd.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Moerus Worldwide Fund - Class N
MSCI ACWI ex USA Index
MSCI ACWI Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,366
$30,097
$25,521
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
May-2026

Table Summary
	Moerus Worldwide Fund - Class N	MSCI ACWI ex USA Index	MSCI ACWI Index
May-2016	$10,000	$10,000	$10,000
May-2017	$12,281	$11,824	$11,753
May-2018	$12,275	$12,968	$13,144
May-2019	$10,997	$12,156	$12,974
May-2020	$7,818	$11,739	$13,678
May-2021	$13,180	$16,760	$19,402
May-2022	$13,972	$14,681	$18,086
May-2023	$13,995	$14,474	$18,240
May-2024	$19,049	$16,898	$22,537
May-2025	$22,178	$19,221	$25,613
May-2026	$30,097	$25,521	$33,366

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 years
Moerus Worldwide Fund - Class N	12.80%	35.71%	17.96%	11.65%
MSCI ACWI ex USA Index	17.79%	32.77%	8.77%	9.82%
MSCI ACWI Index	13.32%	30.27%	11.45%	12.81%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-663-7871.

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
38.4%
Materials
15.2%
Real Estate
13.8%
Energy
9.1%
Industrials
7.7%
Consumer Discretionary
7.2%
Consumer Staples
4.8%

Table Summary
Value	Value
Consumer Staples	4.8%
Consumer Discretionary	7.2%
Industrials	7.7%
Energy	9.1%
Real Estate	13.8%
Materials	15.2%
Financials	38.4%

Fund Statistics

  Net Assets$277,428,848
  Number of Portfolio Holdings43
  Advisory Fee (including recapture)$1,291,095
  Portfolio TurnoverFootnote Reference*24%
Footnote	Description
Footnote*	Not annualized

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	96.7%
Money Market Funds	3.3%

Country Weighting (% of net assets)

Canada
18.9%
United States
13.5%
United Kingdom
12.9%
India
9.4%
Brazil
6.8%
Hong Kong
6.7%
South Africa
5.7%
Italy
5.1%
Australia
3.4%
Argentina
2.8%
Other Countries
11.0%
Other Assets in Excess of Liabilities
3.8%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.8%
Other Countries	11.0%
Argentina	2.8%
Australia	3.4%
Italy	5.1%
South Africa	5.7%
Hong Kong	6.7%
Brazil	6.8%
India	9.4%
United Kingdom	12.9%
United States	13.5%
Canada	18.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Natura Cosmeticos S.A.	4.8%
Dundee Corporation - Class A	3.7%
Greenfire Resources Ltd.	3.6%
Cromwell Property Group	3.4%
International Petroleum Corporation	3.2%
Anglo American plc	3.1%
Exor N.V.	3.1%
Valterra Platinum Limited	3.1%
Jefferies Financial Group, Inc.	3.0%
Grupo Financiero Galicia S.A. - ADR	2.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  https://www.moeruscap.com/regulatory-resources/ , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Moerus Worldwide Fund - Class N (MOWNX)

Semi-Annual Shareholder Report - May 31, 2026

TSR-SAR 053126-MOWNX

Moerus Worldwide Fund

Institutional Class (MOWIX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Moerus Worldwide Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.moeruscap.com/regulatory-resources/. You can also request this information by contacting us at 1-844-663-7871.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$66	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Moerus Worldwide Fund (“the Fund”) returned +12.95% (net of fees) for the Institutional Class during the six months ended May 31, 2026. By comparison, the MSCI All Country World ex USA Index (“MSCI ACWI ex USA”) returned +17.79% (net), while the MSCI All Country World Index (“MSCI ACWI”) returned +13.32% (net). The Fund generated strong absolute performance, albeit while underperforming the MSCI ACWI and the MSCI ACWI ex USA. During the period, the Information Technology (“IT”) sector (particularly semiconductor and memory chip manufacturers) dramatically outperformed broader equity markets, amid heightened investor enthusiasm for Artificial Intelligence and its related infrastructure buildout. With respect to the Fund’s strategy, this market dynamic was (by far) the largest driver of the Fund’s relative underperformance as compared to the heavily IT-weighted MSCI ACWI and MSCI ACWI ex USA, as the Fund has avoided the sector due to concerns about potentially excessive valuations. The Fund’s value-conscious, opportunistic, and flexible approach typically results in a portfolio of bottom-up investments that tends to have high active share and low overlap with broader market indices. During the six months ended May 31, 2026, the Fund’s strong absolute performance was driven by significant individual contributors to performance that included (in order of magnitude): Norwegian holding company Aker ASA; U.S. offshore driller Valaris Ltd; South African PGM producer Valterra Platinum Ltd; Brazilian beauty products retailer Natura Cosmeticos S.A.; and U.K. diversified miner Anglo American PLC. On the negative side, the most significant detractors from the Fund’s absolute performance during the period included: U.S. property broker Douglas Elliman Inc.; U.S. luggage company Samsonite Group S.A.; Canadian miner Magna Mining Inc.; U.K. building products distributor Travis Perkins PLC; and Indian bank IDFC First Bank Ltd.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Moerus Worldwide Fund - Institutional Class
MSCI ACWI ex USA Index
MSCI ACWI Index
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$333,664
$308,438
$255,208
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
May-2026

Table Summary
	Moerus Worldwide Fund - Institutional Class	MSCI ACWI ex USA Index	MSCI ACWI Index
May-2016	$100,000	$100,000	$100,000
May-2017	$123,085	$118,245	$117,525
May-2018	$123,362	$129,678	$131,440
May-2019	$110,700	$121,563	$129,739
May-2020	$79,022	$117,387	$136,784
May-2021	$133,462	$167,604	$194,021
May-2022	$141,789	$146,806	$180,864
May-2023	$142,461	$144,743	$182,400
May-2024	$194,300	$168,979	$225,365
May-2025	$226,690	$192,215	$256,133
May-2026	$308,438	$255,208	$333,664

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 years
Moerus Worldwide Fund - Institutional Class	12.95%	36.06%	18.24%	11.92%
MSCI ACWI ex USA Index	17.79%	32.77%	8.77%	9.82%
MSCI ACWI Index	13.32%	30.27%	11.45%	12.81%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-663-7871.

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Consumer Staples	4.8%
Consumer Discretionary	7.2%
Industrials	7.7%
Energy	9.1%
Real Estate	13.8%
Materials	15.2%
Financials	38.4%

Fund Statistics

  Net Assets$277,428,848
  Number of Portfolio Holdings43
  Advisory Fee (including recapture)$1,291,095
  Portfolio TurnoverFootnote Reference*24%
Footnote	Description
Footnote*	Not annualized

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	96.7%
Money Market Funds	3.3%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.8%
Other Countries	11.0%
Argentina	2.8%
Australia	3.4%
Italy	5.1%
South Africa	5.7%
Hong Kong	6.7%
Brazil	6.8%
India	9.4%
United Kingdom	12.9%
United States	13.5%
Canada	18.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Natura Cosmeticos S.A.	4.8%
Dundee Corporation - Class A	3.7%
Greenfire Resources Ltd.	3.6%
Cromwell Property Group	3.4%
International Petroleum Corporation	3.2%
Anglo American plc	3.1%
Exor N.V.	3.1%
Valterra Platinum Limited	3.1%
Jefferies Financial Group, Inc.	3.0%
Grupo Financiero Galicia S.A. - ADR	2.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website  https://www.moeruscap.com/regulatory-resources/ , including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Moerus Worldwide Fund - Institutional Class  (MOWIX)

Semi-Annual Shareholder Report - May 31, 2026

TSR-SAR 053126-MOWIX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Moerus Worldwide Fund

Class N Shares (MOWNX)
Institutional Class Shares (MOWIX)

Semi-Annual Financial Statements
and Additional Information
May 31, 2026

MOERUS WORLDWIDE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.2%
	APPAREL & TEXTILE PRODUCTS - 2.0%
2,960,265	Samsonite Group S.A.	$5,469,612

	ASSET MANAGEMENT - 11.9%
54,046	Aker ASA, Class A	7,282,544
3,324,809	Dundee Corporation, Class A(a)	10,247,095
110,725	Exor N.V.	8,647,969
378,140	Fairfax India Holdings Corporation(a)	6,693,078
		32,870,686
	BANKING - 12.7%
1,580,815	Banco Bradesco S.A. - ADR	5,517,044
183,394	Grupo Cibest S.A.	3,778,552
154,163	Grupo Financiero Galicia S.A. - ADR	7,814,523
8,355,040	IDFC First Bank Ltd.	6,275,429
239,652	Standard Chartered plc	6,434,292
63,272	UniCredit SpA	5,479,834
		35,299,674
	CHEMICALS - 2.4%
70,748	Nutrien Ltd.	4,849,776
221,138	Tata Chemicals Ltd.	1,765,290
		6,615,066
	HOME CONSTRUCTION - 2.5%
1,987,014	Barratt Developments plc	7,035,501

	HOUSEHOLD PRODUCTS - 4.8%
6,815,734	Natura Cosmeticos S.A.(a)	13,431,946

	INDUSTRIAL SUPPORT SERVICES - 2.5%
953,031	Travis Perkins plc	6,854,122

	INSTITUTIONAL FINANCIAL SERVICES - 9.8%
4,909,226	Edelweiss Financial Services Ltd.	5,832,875
112,376	Hong Kong Exchanges & Clearing Ltd.	5,732,891
158,908	Jefferies Financial Group, Inc.	8,377,630

See accompanying notes to financial statements.

MOERUS WORLDWIDE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 9.8% (Continued)
772,020	JSE Ltd.	$7,362,298
		27,305,694
	INSURANCE - 2.0%
323,692	Westaim Corporation (The)(a)	5,633,631

	LEISURE FACILITIES & SERVICES - 2.7%
871,424	Arcos Dorados Holdings, Inc., Class A	7,581,389

	MACHINERY - 2.6%
698,558	CNH Industrial N.V.	7,132,277

	METALS & MINING - 12.8%
161,194	Anglo American plc	8,657,799
4,487,567	Magna Mining, Inc.(a)	7,582,494
460,656	Major Drilling Group International, Inc.(a)	5,712,392
102,394	Valterra Platinum Limited	8,525,098
37,306	Wheaton Precious Metals Corporation	4,946,776
		35,424,559
	OIL & GAS PRODUCERS - 6.8%
1,799,012	Greenfire Resources Ltd.(a)	10,175,923
349,509	International Petroleum Corporation(a)	8,792,408
		18,968,331
	OIL & GAS SERVICES & EQUIPMENT - 2.3%
85,241	Tidewater, Inc.(a)	6,264,361

	REAL ESTATE INVESTMENT TRUSTS - 3.4%
29,728,703	Cromwell Property Group	9,403,083

	REAL ESTATE OWNERS & DEVELOPERS - 3.8%
3,900,258	Sino Land Company Ltd.	5,877,607
3,541,766	Straits Trading Company Ltd.	4,551,400
		10,429,007
	REAL ESTATE SERVICES - 4.1%
2,519,152	Douglas Elliman, Inc.(a)	4,534,474

See accompanying notes to financial statements.

MOERUS WORLDWIDE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	REAL ESTATE SERVICES - 4.1% (Continued)
21,156,721	Midland Holdings Ltd.	$6,884,080
		11,418,554
	RETAIL REIT - 2.5%
1,489,804	Hammerson plc	6,918,309

	SPECIALTY FINANCE - 2.0%
50,581	Bajaj Holdings & Investment Ltd., Class A	5,519,155

	TRANSPORTATION & LOGISTICS - 2.6%
271,488,651	Latam Airlines Group S.A.	7,352,373

	TOTAL COMMON STOCKS (Cost $202,075,987)	266,927,330

	SHORT-TERM INVESTMENT — 3.3%
	MONEY MARKET FUND - 3.3%
9,122,315	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 3.50%(b) (Cost $9,122,315)	9,122,315

	TOTAL INVESTMENTS - 99.5% (Cost $211,198,302)	$276,049,645
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	1,379,203
	NET ASSETS - 100.0%	$277,428,848

ADR	- American Depositary Receipt

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

plc	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2026.

See accompanying notes to financial statements.

Moerus Worldwide Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2026

ASSETS
Investment securities:
Securities at Cost	$211,198,302
Securities at Value	$276,049,645
Cash at Broker	1,000
Foreign Cash - (cost - $504)	509
Receivable for securities sold	1,258,958
Receivable for Fund shares sold	314,662
Dividends and interest receivable	568,455
Receivable for foreign tax reclaims	268,966
Prepaid expenses and other assets	47,592
TOTAL ASSETS	278,509,787

LIABILITIES
Payable for Fund shares redeemed	223,134
Payable for securities purchased	53,391
Investment advisory fees payable	237,763
Payable to related parties	77,878
Distribution (12b-1) fees payable	2,408
Deferred capital gains tax payable	400,464
Accrued expenses and other liabilities	85,901
TOTAL LIABILITIES	1,080,939
NET ASSETS	$277,428,848

Net Assets Consist of:
Paid in capital	$200,317,346
Accumulated Earnings	77,111,502
NET ASSETS	$277,428,848

Net Asset Value Per Share:
Class N Shares:
Net Assets	$11,407,684
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	505,423
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$22.57	(a)

Institutional Class Shares:
Net Assets	$266,021,164
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,738,126
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$22.66	(a)

(a)	The net asset value (“NAV”) for Class N and the Institutional Class shown above differs from the traded NAV on May 29, 2026 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

Moerus Worldwide Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2026

INVESTMENT INCOME
Dividends (net of $376,200 foreign withholding taxes)	$2,406,074
Interest	674,027
TOTAL INVESTMENT INCOME	3,080,101

EXPENSES
Investment advisory fees	1,232,187
Distribution (12b-1) fees:
Class N	11,849
Administrative services fees	139,103
Custodian fees	46,434
Accounting services fees	30,835
Transfer agent fees	27,649
Registration fees	24,788
Compliance officer fees	14,497
Shareholder reporting expenses	13,150
Legal fees	11,189
Audit and tax fees	9,677
Trustees’ fees and expenses	8,262
Insurance expense	1,820
Other expenses	4,442
TOTAL EXPENSES	1,575,882
Plus: Recaptured fees waived/expenses reimbursed	58,908
NET EXPENSES	1,634,790

NET INVESTMENT INCOME	1,445,311

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments (net of capital gains tax paid of $0)	22,280,955
Foreign currency transactions	(17,768)
22,263,187
Net change in unrealized appreciation (depreciation) on:
Investments (net of increase in deferred capital gains tax of $218,463)	5,473,520
Foreign currency translations	7,744
5,481,264

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	27,744,451

NET INCREASE IN NET ASSETS FROM OPERATIONS	$29,189,762

See accompanying notes to financial statements.

Moerus Worldwide Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2026	November 30, 2025
	(Unaudited)
FROM OPERATIONS:
Net investment income	$1,445,311	$3,144,922
Net realized gain from investments and foreign currency transactions	22,263,187	12,876,218
Net change in unrealized appreciation on investments and foreign currency translations	5,481,264	39,509,093
Net increase in net assets resulting from operations	29,189,762	55,530,233

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Class N	(543,389)	(120,496)
Institutional Class	(22,172,306)	(3,710,000)
Decrease in net assets from distributions to shareholders	(22,715,695)	(3,830,496)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold:
Class N	9,677,958	6,559,439
Institutional Class	54,346,911	137,587,769
Net asset value of shares issued in reinvestment of distributions to shareholders:
Class N	537,513	119,353
Institutional Class	21,736,400	3,370,838
Payments for shares redeemed:
Class N	(4,589,169)	(5,087,126)
Institutional Class	(41,196,138)	(50,835,761)
Net increase in net assets from shares of beneficial interest	40,513,475	91,714,512

TOTAL INCREASE IN NET ASSETS	46,987,542	143,414,249

NET ASSETS:
Beginning of Period	230,441,306	87,027,057
End of Period	$277,428,848	$230,441,306

SHARE ACTIVITY
Class N:
Shares Sold	429,719	318,200
Shares Reinvested	26,557	7,233
Shares Redeemed	(202,397)	(243,602)
Net increase in shares of beneficial interest outstanding	253,879	81,831
Institutional Class:
Shares Sold	2,418,712	7,813,938
Shares Reinvested	1,070,231	203,799
Shares Redeemed	(1,902,001)	(2,685,997)
Net increase in shares of beneficial interest outstanding	1,586,942	5,331,740

See accompanying notes to financial statements.

Moerus Worldwide Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class N
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	May 31,		November 30,	November 30,	November 30,		November 30,	November 30,
	2026		2025	2024	2023		2022	2021
	(Unaudited)
Net asset value, beginning of period	$22.06		$17.39	$14.37	$12.37		$11.49	$9.81
Activity from investment operations:
Investment income (loss) (1)	0.11		0.26	0.19	0.82		0.09	(0.01)
Realized and unrealized gain on investments	2.52		5.13	3.53	1.22		1.38	1.74
Total from investment operations	2.63		5.39	3.72	2.04		1.47	1.73
Less distributions from:
Net investment income	(1.01)		(0.65)	(0.70)	(0.04)		(0.59)	(0.05)
Net realized gain	(1.11)		(0.07)	—	—		—	—
Total distributions	(2.12)		(0.72)	(0.70)	(0.04)		(0.59)	(0.05)
Net asset value, end of period	$22.57		$22.06	$17.39	$14.37		$12.37	$11.49
Total return (2)	12.80	% (4)	32.42%	27.02%	16.54%		13.32%	17.72%
Net assets, end of period (000s)	$11,408		$5,549	$2,951	$1,540		$955	$835
Ratio of expenses to average net assets, before waiver or recapture (3)	1.46	% (5)	1.55%	1.80%	1.96%		1.99%	1.92%
Ratio of net expenses to average net assets, net waiver or recapture	1.50	% (5)(6)	1.50%	1.50%	1.55	% (7)	1.65%	1.65%
Ratio of net investment income (loss) to average net assets, net waiver or recapture	1.00	% (5)	1.36%	1.20%	6.12%		0.77%	(0.10)%
Portfolio Turnover Rate	24	% (4)	46%	46%	34%		34%	28%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the Adviser not absorbed a portion of the Fund expenses, total returns would have been lower. Total return represents aggregate total return based on net asset value.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense recapture by the Adviser.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets inclusive of Adviser’s recapture of waived/reimbursed fees from prior periods.

(7)	Effective March 31, 2023, the operating expense limitation was reduced to 1.50% from 1.65%.

See accompanying notes to financial statements.

Moerus Worldwide Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Institutional Class
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	May 31,		November 30,	November 30,	November 30,		November 30,	November 30,
	2026		2025	2024	2023		2022	2021
	(Unaudited)
Net asset value, beginning of period	$22.15		$17.45	$14.41	$12.41		$11.54	$9.84
Activity from investment operations:
Investment income (1)	0.12		0.34	0.23	0.83		0.12	0.02
Realized and unrealized gain on investments	2.55		5.11	3.54	1.24		1.37	1.75
Total from investment operations	2.67		5.45	3.77	2.07		1.49	1.77
Less distributions from:
Net investment income	(1.05)		(0.68)	(0.73)	(0.07)		(0.62)	(0.07)
Net realized gain	(1.11)		(0.07)	—	—		—	—
Total distributions	(2.16)		(0.75)	(0.73)	(0.07)		(0.62)	(0.07)
Net asset value, end of period	$22.66		$22.15	$17.45	$14.41		$12.41	$11.54
Total return (2)	12.95	% (4)	32.74%	27.35%	16.76%		13.53%	18.12%
Net assets, end of period (000s)	$266,021		$224,892	$84,076	$59,689		$48,214	$38,446
Ratio of expenses to average net assets, before waiver or recapture (3)	1.21	% (5)	1.30%	1.55%	1.71%		1.74%	1.67%
Ratio of net expenses to average net assets, net waiver or recapture	1.25	% (5)(6)	1.25%	1.25%	1.30	% (7)	1.40%	1.40%
Ratio of net investment income to average net assets, net waiver or recapture	1.12	% (5)	1.61%	1.47%	6.18%		1.04%	0.14%
Portfolio Turnover Rate	24	% (4)	46%	46%	34%		34%	28%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees. Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the Adviser not absorbed a portion of the Fund expenses, total returns would have been lower. Total return represents aggregate total return based on net asset value.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense recapture by the Adviser.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets inclusive of Adviser’s recapture of waived/reimbursed fees from prior periods.

(7)	Effective March 31, 2023, the operating expense limitation was reduced to 1.25% from 1.40%.

See accompanying notes to financial statements.

MOERUS WORLDWIDE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2026

1.	ORGANIZATION

The Moerus Worldwide Fund (the “Fund”) (formerly, the “Moerus Worldwide Value Fund”) is a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund commenced operations on May 31, 2016. The Fund changed its name effective March 30, 2026.

The Fund currently offers Class N and Institutional Class shares, which are offered at net asset value (“NAV”). Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the Fund. Class specific expenses are allocated to that share class.

Segment Reporting – The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Fund’s portfolio managers and chief financial officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the NAV per share is determined may use alternative market prices provided by a pricing service.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective NAV as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the last reported sale price or official closing price. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the

MOERUS WORLDWIDE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

last reported sale price) and all other securities and assets at their fair value pursuant to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the NAV. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third-party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund values its investments utilizing various methods to measure their fair value on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

MOERUS WORLDWIDE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of May 31, 2026 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$266,927,330	$—	$—	$266,927,330
Money Market Fund	9,122,315	—	—	9,122,315
Total	$276,049,645	$—	$—	$276,049,645

The Fund did not hold any level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

Foreign Currency Risk: Currency investing and trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchanges and exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk: Foreign investing involves adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Concentration of Risk: Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the U.S.. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic

MOERUS WORLDWIDE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate–related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. As of November 30, 2025, the Fund recorded a deferred liability for potential future Indian capital gains taxes of $400,464. During the year ended November 30, 2025, the Fund paid Indian capital gains taxes in the amount of $790.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or NAV per share of the Fund.

Cash and cash equivalents – Cash and cash equivalents are held with a financial institution and include demand deposits and short-term, liquid investments with an original maturity of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2023 to November 30, 2025, or expected to be taken in the Fund’s November 30, 2026 tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the year ended November 30, 2025, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is

MOERUS WORLDWIDE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $79,075,533 and $57,712708, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Moerus Capital Management LLC serves as the Fund’s investment adviser (“Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. For the six months ended May 31, 2026, the Fund incurred $1,232,187 in investment advisory fees.

The Adviser contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2027, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))), will not exceed 1.50% and 1.25% of the Fund’s average daily net assets attributable to Class N shares and Institutional Class shares, respectively. During the six months ended May 31, 2026, the Adviser recaptured fees in the amount of $58,908 pursuant to its contractual agreement.

If the Adviser waives any fees or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the respective expense limitation. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement).

Expenses subject to recapture pursuant to the aforementioned conditions as of November 30, 2025 will expire on November 30 of the following years:

November 30, 2026	November 30, 2027	November 30, 2028
$226,707	$231,366	$80,353

MOERUS WORLDWIDE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

Foreside Fund Services, LLC is the distributor for the shares of the Fund (the “Distributor”). Shares of the Fund are offered on a continuous basis.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) for Class N shares, pursuant to Rule 12b-1 of the 1940 Act, which allows the Fund to pay the Fund’s Distributor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets attributable to Class N shares. For the six months ended May 31, 2026, the Fund incurred $11,849 in distribution and shareholder servicing fees.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund as shown in the Statement of Operations. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund which are included in the compliance officer fees in the Statement of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services, as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund which are included in the shareholder reporting expenses in the Statement of Operations.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of May 31, 2026, National Financial Services LLC and Charles Schwab & Co., Inc., on behalf of its clients, held approximately 52.5% and 35.9%, respectively, of the voting securities of the Fund, and therefore, may be deemed to control the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION - TAX BASIS

At May 31, 2026, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$223,043,531	$69,693,628	$(16,687,514)	$53,006,114

7.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the years ended November 30, 2025 and November 30, 2024 was as follows:

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024
Ordinary Income	$3,830,496	$3,106,854

MOERUS WORLDWIDE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

As of November 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Non-expiring
Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$15,418,151	$8,080,953	$—	$—	$—	$47,138,331	$70,637,435

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on passive foreign investment companies. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gain/(losses) of $6,201.

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended November 30, 2025, as follows:

Paid
In	Accumulated
Capital	Earnings
$1,500,477	$(1,500,477)

8.	ACCOUNTING PRONOUNCEMENT

The Fund adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

10.	TAX INFORMATION (Unaudited)

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended November 30, 2025 and November 30, 2024 were as follows:

Fiscal Year Ended November 30, 2025
Foreign Taxes Paid	Foreign Source Income
$0.03	$0.44
$0.03	$0.44

Fiscal Year Ended November 30, 2024
Foreign Taxes Paid	Foreign Source Income
$0.09	$0.33
$0.09	$0.33

MOERUS WORLDWIDE FUND
ADDITIONAL INFORMATION (Unaudited)
May 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the year covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on April 22, 2026 (the “Meeting”), the Board, all of whom are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Moerus Advisory Agreement”) between Moerus Capital Management, LLC (“Moerus”) and the Trust, with respect to Moerus Worldwide Fund (“Moerus WW”).

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Moerus Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Moerus Advisory Agreement on behalf of Moerus WW and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Moerus Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel servicing Moerus WW, noting that two individuals were named associate portfolio managers for Moerus WW. The Board reviewed the investment advisory services provided by Moerus, including investment research, portfolio construction, trade execution, regulatory compliance and risk monitoring. The Board noted that Moerus did not report any compliance issues, regulatory examinations nor any material litigation or administration action since the last approval of the advisory agreement. The Board concluded it could expect Moerus to continue to provide satisfactory services to Moerus WW and its shareholders.

Performance. The Board observed that Moerus WW outperformed its Morningstar category and peer group medians, as well as its benchmark indices, MSCI AC World Index ex USA Index and MSCI AC World Index Net Index, for the 1-year, 3-year, 5-year and since inception periods ended January 31, 2026. The Board further observed that Moerus WW was in the first quartile of its peer group and Morningstar category with respect to its net returns for the 1-year, 3-year, 5-year and since inception periods ended January 31, 2026. The Board concluded that Moerus WW’s performance was satisfactory.

Fees and Expenses. The Board observed that Moerus’ advisory fee of 0.95% was higher than its peer group and Morningstar category medians and averages and lower than the Morningstar category high of 1.00% for the period ended January 31, 2026. The Board further observed that Moerus WW’s net expense ratio of 1.25% was higher than its peer group and Morningstar category medians and averages and equal to the Morningstar category high. The Board noted that the advisory fee for Moerus WW ranked 14th out of 15 peers for the period ended January 31, 2026. The Board acknowledged Moerus’ explanation that the advisory fee was reasonable given the relative size of Moerus WW compared to the funds included in its peer group and Morningstar category, as well as the unique nature of the investment offering. The Board noted Moerus’ intention to enter into an expense limitation agreement with respect to Moerus WW. The Board concluded that the advisory fee for Moerus WW was not unreasonable.

MOERUS WORLDWIDE FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)
May 31, 2026

Profitability. The Board reviewed the profitability analysis provided by Moerus and observed that Moerus was earning a modest profit for Moerus WW. The Board determined that excessive profitability was not an issue for Moerus with respect to Moerus WW at this time.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of Moerus WW. The Board noted that Moerus had indicated a willingness to evaluate the appropriateness of breakpoints at higher asset levels. The Board agreed to monitor and revisit the issue at the appropriate time.

Conclusion. Having requested such information from Inspire as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the advisory agreement between Moerus and the Trust, on behalf of Moerus WW, was in the best interests of Moerus WW and its shareholders.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies, will be available without charge, upon request, by (i) calling 1-844-663-7871; (ii) visiting the Fund’s website at https://www.moeruscap.com/regulatory-resources/; or (iii) referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer
Date: 8/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer
Date: 8/7/2026

By	/s/ Sam Singh
Sam Singh
Principal Financial Officer
Date: 8/7/2026